Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Basis of preparation
2.1.	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Directors have made an assessment of the Group’s ability to continue in operational existence for the foreseeable future and are satisfied that it is appropriate to continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.

The consolidated financial statements have been prepared under the historical cost convention unless otherwise stated.

The consolidated financial statements are presented in United States dollars (“U.S. dollars” or “USD” or “$”). All values are rounded to the nearest thousand dollars, except where indicated. The tables in these notes are shown in USD thousands, except where indicated.

In January 2019, the functional currency of Farfetch UK Limited, the Group’s primary trading entity, changed from pound sterling to U.S dollars. This was a result of a gradual change in the primary economic environment in which Farfetch UK Limited operates driven by the growth of consumers where the Group receives U.S. dollars in settlement. This is combined with an increase in costs influenced by movements in the U.S dollar. The Group’s corporate treasury function continually monitors the Group’s exposure to foreign currency movements.  Farfetch UK Limited is exposed to movements in several key currencies including the U.S dollar, euro and pound sterling. Following review of Farfetch UK Limited’s expected receipts and expenses, the Group determined that U.S dollars had become the dominant currency from January 2019. As a result this has triggered a change in functional currency.

Effective January 1, 2019, we adopted the requirements of IFRS 16, Leases, (“IFRS 16”) as discussed below. The consolidated financial statements provide comparative information in respect of the previous periods.

Basis of consolidation
2.2.	Basis of consolidation

The consolidated financial statements comprise the consolidated financial statements of the Group and its subsidiaries. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee;
•	Rights arising from other contractual arrangements; and
•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date control ceases. Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests. When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Business combinations and goodwill
a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group measures the non-controlling interests in the acquiree at the proportionate share of the acquiree’s identifiable net assets.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and is measured at fair value with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the net identifiable assets acquired and liabilities assumed which are measured at fair value at the date of acquisition.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (“CGU”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Annual impairment testing is performed at every reporting date being December 31. Refer to Note 2.3m) for the Group’s policy on the impairment of non-financial assets.

Business combinations

We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible asset, as well as the sensitivity of the respective fair values to the underlying significant assumptions. We use a discounted cash flow method of the income approach to measure the fair value of these intangible assets and use specialists to develop certain estimates and assumptions. The significant estimates and assumptions used are in respect to (i) expected future revenue growth rates; (ii) anticipated operating margins; (iii) the useful lives of the acquired brand names; and (iv) the discount rates to be applied to the estimated future cash flows.

During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Group continues to collect information and reevaluates these estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statement of operations.

We also use our best estimates and assumptions to accurately account for the value of put options over non-controlling interests, when applicable:

i) a liability is recognized in the accounts when then non-controlling shareholders have a put option over NCI;

ii) NCI is recognized at the time of acquisition when it is considered that the risk and rewards associated NCI rests with non-controlling shareholders and not recognized if it is considered that the risks and rewards rest with Farfetch.

For details of business combinations, please refer to Note 5.

Investment in associates
b)	Investment in associates

The Group recognizes an associate when the Group has a significant influence over that entity. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The Group’s investment in its associate, Farfetch Finance Limited, is accounted for using the equity method.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income.

Current versus non-current classification
c)	Current versus non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
•	Held primarily for the purpose of trading;
•	Expected to be realized within twelve months after the reporting period; or
•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;
•	It is held primarily for the purpose of trading;
•	It is due to be settled within twelve months after the reporting period; or
•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Fair value measurement
d)	Fair value measurement

This section outlines the Group policies applicable to financial instruments that are recognized and measured at fair value in the consolidated financial statements.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or
•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Revenue recognition
e)	Revenue recognition

Revenue is recognized in accordance with the five-step model under IFRS 15, which was early adopted by the Group on January 1, 2017 on a fully retrospective basis:

1.	identifying the contracts with customers;
2.	identifying the separate performance obligations;
3.	determining the transaction price;
4.	allocating the transaction price to the separate performance obligations; and
5.	recognizing revenue when each performance obligation is satisfied.

Retailing of goods

Revenue, where the Group acts as a principal, is recognized when the performance obligation is satisfied which is when the goods are received by the consumer. Included within sales of goods is a provision for expected returns, discounts and rebates. Where these are not known, the Group uses historical data and patterns to calculate an estimate.

Rendering of services

The Group primarily acts as a commercial intermediary between sellers, being the brands and retailers, and end consumers and earns a commission for this service.

For these arrangements, the sellers determine the transaction price of the goods sold on the website, being the purchase price paid by the consumer, with the Group acting as an agent for the sellers and the related revenue is recognized on a net basis. The Group also charges fees to sellers for activities related to providing this service, such as packaging, credit card processing, settlement of duties, and other transaction processing activities. These activities are not considered separate promises to the consumer, and the related fees are therefore recognized concurrently with commissions at the time the performance obligation to facilitate the transaction between the seller and end consumer is satisfied, which is when the goods are dispatched to the end consumer by the seller. A provision is made for commissions that would be refunded if the end consumer returns the goods, and the Group uses historical data and patterns to estimate its return provision. There are no significant payment terms with the Group taking payment in full from the consumer’s chosen payment method at the time the goods are dispatched by the seller.

The Group also provides delivery services to end consumers, with the Group setting the transaction price, for goods purchased on its platform. For these services, the Group acts as the principal and recognizes as revenue amounts charged to end consumers net of any promotional incentives and discounts. Revenue for these services is recognized on delivery of goods to the end consumer, which represents the point in time at which the Group’s performance obligation is satisfied. No provision for returns is made as delivery revenue is not subject to refund. Promotional incentives, which include basket promo-code discounts, may periodically be offered to end consumers. These are treated as a deduction to revenue. Cash is collected by the Group from the end consumer using payment service providers. Within two months of the transactions, this is remitted to the relevant seller (net of commission and recoveries). Such amounts are presented within trade and other payables, unless the relevant seller is in a net receivable position and is therefore classified within trade and other receivables.

Current and deferred tax
f)	Current and deferred tax

Current tax is the expected tax payable based on the taxable profit for the period, and the tax laws that have been enacted or substantively enacted by the reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit. Current and deferred tax is charged or credited in the statement of operations, except when it relates to items charged or credited directly to equity, in which case the current or deferred tax is also recognized directly in equity.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates and in accordance with laws that are expected to apply in the period/jurisdiction when/where the liability is settled, or the asset is realized.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities and where there is an intention to settle the balances on a net basis.

Foreign currency translation
g)	Foreign currencies

The Group’s consolidated financial statements are presented in U.S. dollars. For each entity the Group determines the functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. The functional currency of the Company is U.S. dollars.

h)	Foreign currency translation

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).

On consolidation, the assets and liabilities of foreign operations are translated into U.S. dollars at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates. The exchange differences arising on translation for consolidation are recognized in OCI.

Property, plant and equipment
i)	Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized in profit or loss as incurred.

Items of property, plant and equipment are depreciated with an expense recognized in depreciation and amortization expense on a straight-line basis over their useful life.

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment Leased plant and equipment	Three to ten years Three to eight years

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Intangible assets
j)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of operations in the expense category that is consistent with the function of the intangible assets. Other than goodwill, there are no intangible assets with indefinite useful lives.

Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to the relevant CGUs which are tested for impairment annually. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. On disposal of a cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal. Refer to Note 2.3m) for the Group’s policy on the impairment of non-financial assets.

Research and development costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•	Its intention to complete and its ability and intention to use or sell the asset;
•	How the asset will generate future economic benefits;
•	The availability of resources to complete the asset; and
•	The ability to measure reliably the expenditure during development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in administrative expenses. Development intangible assets under the course of construction are tested for impairment annually or more frequently if events or changes in circumstance indicate that they might be impaired. Once placed into service the asset is tested for impairment whenever events or changes in circumstance indicate that the carrying amount may not be recoverable.

Subsequent costs

Subsequent costs are only capitalized when there is an increase in the anticipated future economic benefit attributable to the assets in question. All other subsequent costs are recorded in the statement of operations for the year in which they are incurred.

Amortization

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years

Inventories
k)	Inventories

Inventories are carried at the lower of cost and the net realizable value based on market performance, including the relative ancillary selling costs. The cost of inventories, calculated according to the weighted average cost method for each category of goods, includes purchase costs and costs incurred to bring the inventories to their present location and condition. In order to represent the value of inventories appropriately in the statement of financial position, and to take into account impairment losses due to obsolete materials and slow inventory movement, obsolescence provisions have been directly deducted from the carrying amount of the inventories.

Financial instruments-initial recognition and subsequent measurement
l)	Financial instruments—initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

The Groups financial assets comprise cash and cash equivalents, receivables and derivative financial instruments. Derivative financial instruments are comprised of forward exchange contracts, which are measured at fair value through profit or loss, unless they are formally designated and measured as cash flow hedges.

Trade receivables are generally accounted for at amortized cost. The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost.

Financial assets through profit or loss are measured initially at fair value with transaction costs taken directly to the consolidated statement of operations. Subsequently, the financial assets are remeasured, and gains and losses are recognized in the consolidated statement of operations.

Financial liabilities

The Group’s financial liabilities comprise trade and other payables, interest bearing loans and borrowings, contingent consideration and foreign exchange contracts.

Trade and other payables are held at amortized cost.

All interest bearing loans and borrowings are initially recognized at fair value net of issue costs associated with the borrowing. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method.

Contingent consideration and foreign exchange contracts are measured initially at fair value through profit or loss with transaction costs taken directly to the consolidated statement of operations. Subsequently, the fair values are remeasured and gains and losses from changes therein are recognized in the consolidated statement of operations.

Derivatives and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

Where the derivative is not designated as a cash-flow hedge, subsequent changes in the fair value are recognized in profit or loss. Such derivatives are classified as a current asset or liability.

The group designates certain derivatives as cash flow hedges to hedge particular risks associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions.

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions. Currently the Group has only designated cash flow hedges.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss.

When a hedging instrument matures, any gains or losses held in the cash flow hedge reserve are recycled to the statement of operations or inventory on the balance sheet when the related hedged item is recognized in the statement of operations or inventory on the balance sheet.

If a hedge no longer meets the criteria for hedge accounting, or the forecast transaction is no longer likely to occur, the cumulative gain or loss reported in equity is immediately reclassified to profit or loss.

Impairment of non-financial assets
m)	Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s, CGU’s or group of CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account.

The Group bases its impairment calculation on detailed budgets which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations cover a period of five to ten years, according to the nature and maturity of each CGU. Impairment losses of continuing operations, are recognized in the statement of operations in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount.

Goodwill and intangible assets are tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset CGU or group of CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget and projections for the next five to ten years, according to the development and maturity of each CGU. The significant judgements and assumptions used in calculating the recoverable amount are (i) the expected future revenue growth rates, including the terminal growth rate (ii) the anticipated operating margin, and (iii) the discount rates applied to the future cash flows of the CGUs. These estimates are most relevant to goodwill and long-life intangibles recognized by the Group.

Provisions
n)	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Share-based payments
o)	Share based payments

Employees (including senior executives) of the Group receive remuneration in the form of share based payments, whereby employees render services as consideration. The consideration is either equity or cash settled depending on the scheme.

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefits expense. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The statement of operations expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

No expense is recognized for awards that do not ultimately vest.

Cash-settled transactions

For cash-settled share based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. At each balance sheet date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year.

Employment related taxes

Where the Group has an obligation to settle employment related taxes on share based payments received by employees, these are provided for based on the intrinsic value of the vested share options at the end of the reporting period.

Cash and cash equivalents
p)	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts.

The Group has classified amounts held in money market funds as cash equivalents because those funds are short term in nature, highly liquid, readily convertible to known amounts of cash, and subject to an insignificant risk of changes in value. The Group has determined this classification is appropriate because each of these EU-regulated funds have the highest credit rating available.

Changes in accounting policies and disclosures
2.4.	Changes in accounting policies and disclosures

Amendments to IFRSs that are mandatorily effective for the current year

In the year ended December 31, 2019, the Group has applied the below amendments to IFRS’s issued by the IASB that are mandatorily effective for an accounting period that began on or after January 1, 2019.

IFRS 16 Leases

The Group has adopted IFRS 16 in accordance with the modified retrospective transitional approach in the current year. The application of the standard has resulted in almost all leases being recognized on the balance sheet as the distinction between operating and finance leases has been removed. Under the new standard, a right of use asset and a financial liability to pay lease rentals are recognized. The only exceptions are short-term and low-value leases in accordance with the practical expedient allowed under the standard. For more information, see Note 17.

New and revised IFRSs in issue but not yet effective

At the date of authorization of these consolidated financial statements, the Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

IFRS 3 Business Combinations (effective January 1, 2020)

‘Definition of a Business (Amendments to IFRS 3)’ clarifies the definition and application guidance for when an entity assesses whether it has acquired a business or a group of assets. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first reporting period beginning on or after January 1, 2020.

Intangible assets—development costs

Intangible assets – development costs capitalization

Assessing whether assets meet the required criteria for initial capitalization requires judgement. This requires an assessment of the expected future benefits from the projects to be capitalized, technical feasibility and commercial viability. In particular, internally generated intangible assets must be assessed during the development phase to identify whether the Group has the ability and intention to complete the development successfully.

Determining the costs of assets to be capitalized also requires judgement. Specifically, judgement and estimation is required in determining the directly attributable costs to be allocated to the asset to enable the asset to be capable of operating in the manner intended by management.

Recognition of a deferred tax asset

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (Note 27). A deferred tax asset in respect of these losses can only be recognized when it is probable that future taxable profits will be available to utilize these against. The Group reviews this assessment on an annual basis

Farfetch UK Limited functional currency change – date of change

Farfetch UK Limited functional currency change – date of change

As disclosed on Note 2.1, in January 2019 the functional currency of Farfetch UK Limited, the Group’s primary trading entity, changed from pound sterling to U.S dollar. While the trigger for the change was based on a factual assessment as described in the aforementioned Note 2.1, the determination of the date of change required judgement given the gradual change in the primary economic and business environment in which Farfetch UK Limited operates. This was driven by the growth of consumers where the Group receives U.S. dollars in settlement, as well as an increase in costs influenced by movements in the U.S dollar, throughout 2018 and crystalizing in Q4 2018. Guidance requires a change in functional currency to be reported as of the date it is determined there has been a change and it is generally accepted practice that the change is made at start of the most recent period. Noting that in accordance with IAS 21:35, when there is a change in an entity’s functional currency, the entity applies the translation procedures applicable to the new functional currency prospectively from the date of the change, management determined to enact this change effectively on January 1, 2019.

Intangible assets and property, plant and equipment – useful lives

Intangible assets and property, plant and equipment – useful lives

The assessment of the useful economic lives and the method of amortizing these assets requires judgement. Depreciation and amortization are charged to the consolidated statement of operations based on the useful economic life selected, which requires an estimation of the period and profile over which the Group expects to consume the future economic benefits embodied in the asset. The Group reviews its useful economic lives at the reporting date.